PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET

9. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	69,341,652	10,657,617
Computers and equipment	109,486,562	85,311,170	13,112,087
Leasehold improvements	11,556,908	11,503,400	1,768,040
Office furniture and fixtures	7,644,476	6,472,915	994,869
Motor vehicles	10,490,731	8,487,925	1,304,570
Software	18,601,901	15,833,764	2,433,605
Less: accumulated depreciation and amortization	(200,356,406)	(176,115,819)	(27,068,506)
Property, equipment and software, net, held for sale	—	(113,755)	(17,484)

Net book value	26,765,824	20,721,252	3,184,798

Depreciation and amortization charges for the years ended December 31, 2015, 2016 and 2017 amounted to RMB11.6 million, RMB7.3 million and RMB5.3 million (US$0.8 million) respectively. The office building was mortgaged as collateral for the convertible notes and bank borrowing in 2015 (see Note 20 and 21).